Business Combinations and Asset Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred		$ 92,195	$ 0	$ 0
Net income		403,667	519,890	235,427
Revenues		1,229,336	1,473,699	1,177,956
Business Acquisition [Line Items]
Net income		403,667	519,890	235,427
Revenues		1,229,336	1,473,699	1,177,956
Business combination, consideration transferred		92,195	0	0
Entities Under Common Control
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred		(30,825)
Net income		11,700	6,200	6,300
Revenues		123,100	109,200	114,800
Business Acquisition [Line Items]
Net income		11,700	6,200	6,300
Revenues		123,100	$ 109,200	$ 114,800
Business combination, consideration transferred		(30,825)
Teekay Australia and Management Companies
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred	$ 98,200
Net assets acquired	36,800	36,800
Business Acquisition [Line Items]
Net assets acquired	36,800	$ 36,800
Business combination, consideration transferred	98,200
Business Combination, Net Consideration Transferred	92,200
Proceeds from Return of Capital	61,400
Teekay Australia
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred	65,000
Business Acquisition [Line Items]
Business combination, consideration transferred	65,000
Teekay Australia | Working Capital
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred	15,900
Business Acquisition [Line Items]
Business combination, consideration transferred	15,900
Teekay Management Companies | Working Capital
Business Combination and Asset Acquisition [Abstract]
Business combination, consideration transferred	17,300
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 17,300